Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Unrecognized tax benefits			$ 0	$ 0
Rigetti Holdings [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2,339,894	$ 12,427,880
Indefinite-lived Intangible Assets, Foreign Currency Translation Gain (Loss)	111,790,267
Unrecognized tax benefits	4,672,209
Rigetti Holdings [Member] | Tax Year 2033 [Member]
Operating Loss Carryforwards	153,292,553
Rigetti Holdings [Member] | Tax Year 2033 [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards	87,501,875
Rigetti Holdings [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	2,328,063
Rigetti Holdings [Member] | No Expiry [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 2,344,146